Related Party Transactions	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
Note 6. Related Party Transactions

A related party with respect to the Company is generally defined as any person (i) (and, if a natural person, inclusive of his or her immediate family) that holds 10% or more of the Company’s securities, (ii) that is part of the Company’s management, (iii) that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

For services rendered in the capacity of a Board member, non-employee Board members received $4,250 per quarter. New Board member compensation is pro rated in their first quarter. During the years ended August 31, 2014 and 2013, the Company incurred $38,250 and $59,618, respectively in cash based Board compensation.

The Company grants stock options and common stock for services rendered by certain individuals, including the Company’s non-employee directors and sole officer, Mr. Conklin. During the year ended August 31, 2014, the Company's three directors each received a grant of 30,000 stock options, Mr. Conklin received a grant of 700,000 stock options and each director was issued 10,000 shares of common stock (See “NOTE 3 – Common Stock and Warrants”) described as follows:

•	On January 27, 2014, pursuant to his employment agreement executed on January 1, 2014, John Conklin, CEO received a grant of 700,000 stock options. The 700,000 stock options granted on January 27, 2014 are exercisable at $2.90 per share, expire ten years from the date of grant, on January 27, 2024 and vest at the rate of 50,000 shares every six months beginning on June 30, 2014 through December 31, 2017 (4 years) for 400,000 options with the remaining 300,000 options vesting at such time as the Company shall have generated cumulative revenues of no less than $1,000,000 from the sale of a commercial product (“Performance Stock Options”). The stock option is further subject to the terms and conditions of a stock option agreement between the Company and Mr. Conklin. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that employee ceases to be one of the Company’s employees. Upon termination of such service, the employee will have 120 days to exercise vested stock options, if any. The grant date fair value of the stock option granted was $1,862,000, or $2.66 per share, with $1,064,000 related to the ratable vesting over 4 years of 400,000 stock options and $798,000 related to the 300,000 Performance Stock Options. The grant date fair value of the stock option was estimated using a Black-Scholes model containing the following assumptions: Exercise price of $2.90, Spot price of $2.75, dividend yield of 0%, volatility of 154.0%, risk-free rate of 2.21%, and term of 7.67 years. During the year ended August 31, 2014, the Company recognized $414,099 of expense related to this grant. Also, during 2014, the Company reversed compensation expense of $324,781 associated with 233,334 unvested performance based stock options originally granted to Mr. Conklin on August 9, 2010. The reversal was recorded when the Company determined it was no longer probable that the performance condition associated with the options would be achieved. The 233,334 performance based stock options were cancelled.

•	On January 9, 2014, the Board approved, and the Company granted, a stock option to each of the Company’s three directors to purchase 30,000 shares of its common stock at an exercise price of $2.90 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires ten years from the date of grant, on January 9, 2024, and vests as follows: (a) 15,000 shares immediately on the date of grant, and (b) 15,000 shares on December 31, 2014. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each director. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be one of the Company’s directors. Upon termination of such service, the director will have two years to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to each of the Company’s directors was $84,300, or $2.81 per share, estimated using a Black-Scholes model containing the following assumptions: Exercise price / spot price of $2.90 per share, dividend yield of 0%, volatility of 154.5%, risk-free rate of 2.41%, and a term of 7.67 years. During the year ended August 31, 2014, the Company recognized $210,750 of expense related to this issuance.

•	On each of November 11, 2013 and November 13, 2013, 95,000 stock options (190,000 in the aggregate) were exercised by Mr. Conklin on a cashless basis resulting in the issuance of an aggregate of 81,899 shares of unrestricted common stock. Said shares were registered under Form S-8 filed with the Securities and Exchange Commission on February 28, 2013.

•	On October 31, 2013, Jatinder Bhogal resigned from the Board. As a result of his resignation, Mr. Bhogal forfeited 20,000 unvested stock options originally granted on January 23, 2013, and had vested 20,000 stock options with an exercise price of $1.65 per share. The Company recorded costs relating to stock based compensation totaling $64,386 related to the amortization of the fair value of this stock option grant, including the recognition of $8,049 and $56,337 of expense for the year ended August 31, 2014 and 2013, respectively. Since the stock option was forfeited prior to 20,000 options vesting, $32,192 previously recognized for stock based compensation was reversed in 2014, resulting in total stock based compensation expense related to Mr. Bhogal’s January 23, 2013, stock option grant of $32,194. In total, Mr. Bhogal has 70,001 of vested stock options which will be forfeited if not exercised prior to October 31, 2015.

During the year ended August 31, 2013, the following stock purchase option activity occurred with related parties:

•	On January 23, 2013, the Board approved, and the Company granted, a stock option to each of the Company’s four directors, including John Conklin, its CEO, to purchase 40,000 shares of its common stock at an exercise price of $1.65 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires ten years from the date the applicable stock option agreement was executed, on January 23, 2023, and vests as follows: (a) 20,000 shares vest immediately on the date of grant and (b) 20,000 shares on the one-year anniversary on January 23, 2014. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each director. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be one of the Company’s directors. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to each of the Company’s directors was $64,386 estimated using a Black-Scholes model containing the following assumptions: Exercise price / spot price of $1.65 per share, dividend yield of 0%, volatility of 161.1%, risk-free rate of 1.24%, and a term of 7.67 years. During the year ended August 31, 2013, the Company recognized $225,349 of expense related to these four issuances.

•	On December 10, 2012, Mr. Peter Fusaro resigned from the Board. As a result of his resignation, Mr. Fusaro forfeited 5,000 unvested stock options and had vested 11,667 stock options. Total stock based compensation expense related to Mr. Fusaro’s options was $48,850 of which $44,270 was expensed through August 31, 2012. On November 30, 2012, the Company reversed $10,075 of expense related to forfeited options on which expense was previously recorded resulting in total recognized expense related to Mr. Fusaro’s options of $34,195. Mr. Fusaro has until December 10, 2014, to exercise his 11,667 vested stock options.

•	On May 7, 2013, 63,333 stock options were exercised by Mr. Conklin on a cashless basis resulting in the issuance of 22,672 shares of unrestricted common stock. Said shares were registered under Form S-8 filed with the Securities and Exchange Commission on February 28, 2013.

In total, during the years ended August 31, 2014 and 2013 the Company recognized net compensation expense related to stock options and restricted stock issued to the Company’s non-employee directors and executive of $392,743 and $304,249, respectively. These amounts include the reversal of compensation expense due to pre-vesting forfeitures.

The law firm of Sierchio & Company, LLP, of which Joseph Sierchio, one of the Company’s directors, is a principal, has provided counsel to the Company since its inception. In July 2008, the Company asked Mr. Sierchio to join the Company’s Board. During the years ended August 31, 2014 and 2013, the law firm of Sierchio & Company, LLP provided $137,814 and $128,924, respectively, of legal services. At August 31, 2014, the Company owed Sierchio & Company, LLP approximately $24,692 which is included in accounts payable.

On February 1, 2013, Kalen Capital Holdings LLC, a wholly owned subsidiary of Kalen Capital Corporation, a shareholder owning in excess of 10% of the Company’s issued and outstanding stock, purchased 1,843,750 shares of the Company’s common stock and a Series H Warrant to purchase 921,875 shares of the Company’s common stock for an aggregate purchase price of $1,180,000 pursuant to the registered public offering conducted by the Company (See “NOTE 3 – Common Stock and Warrants” above).

On October 7, 2013, the Company entered into the Loan Agreement with Kalen Capital Corporation, a private corporation owning in excess of 10% of the Company’s issued and outstanding shares of common stock. In connection with the Loan Agreement, the Company issued a $3,000,000 Note and Series I Warrants (see “NOTE 2 - Convertible Promissory Notes” above).

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.